DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Derivative [Line Items]
Amounts recognized in earnings related to hedging firm commitments no longer qualified as fair value hedges	$ 0	$ 0
Foreign Exchange Forward
Derivative [Line Items]
Aggregate notional amounts	$ 39,000,000	33,000,000
Weighted average contract life	1 month
Foreign Exchange Forward | Minimum
Derivative [Line Items]
Contract expiration date range	3 days
Foreign Exchange Forward | Maximum
Derivative [Line Items]
Contract expiration date range	6 months
Foreign Exchange Forward | Cash Flow Hedging
Derivative [Line Items]
Aggregate notional amounts	$ 35,000,000	31,000,000
Foreign Exchange Forward | Fair Value Hedging
Derivative [Line Items]
Aggregate notional amounts	$ 4,000,000	$ 2,000,000